Investments In Direct Financing Leases (Summary Of Carrying Amounts Of Investment In Direct Financing Lease, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 21, 2015	Apr. 03, 2014
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Proceeds from Sale of Lease Receivables		$ 4,741	$ 46,092	$ 0
Total minimum lease payments receivable		439,646	487,275
Estimated unguaranteed residual value of leased assets		162,669	172,880
Less deferred income	[1]	(411,435)	(460,823)
Investment in a direct financing lease, net		190,880	199,332		$ 4,700	$ 45,900
Initial direct costs		$ 1,400	$ 1,500

[1]	Deferred income is net of $1.4 million and $1.5 million of initial direct costs at December 31, 2015 and 2014, respectively.